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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-04739

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                         VIRTUS TOTAL RETURN FUND INC.
              (exact name of registrant as specified in charter)

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                    101 Munson Street, Greenfield, MA 01301
                   (Address of principal executive offices)

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 Jennifer Fromm, Esq., Virtus Investment Partners, Inc., One Financial Plaza,
                              Hartford, CT 06103
                    (Name and Address of agent for service)

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       Registrant's telephone number, including area code: 800-243-1574

                        Date of Fiscal Year End: 11/30

               Date of Reporting Period: 07/01/2019 - 06/30/2020

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04739
Reporting Period: 07/01/2019 - 06/30/2020
Virtus Total Return Fund Inc.









======================== Virtus Total Return Fund Inc. =========================


AUCKLAND INTERNATIONAL AIRPORT LTD.

Ticker:       AIA            Security ID:  Q06213146
Meeting Date: OCT 23, 2019   Meeting Type: Annual
Record Date:  OCT 21, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Christine Spring as Director      For       For          Management
2     Elect Elizabeth Savage as Director      For       For          Management
3     Approve Increase in the Fee Pool of     For       For          Management
      Directors' Fees
4     Authorize Board to Fix Remuneration of  For       For          Management
      the Auditors
1     Approve the Amendments to the           For       For          Management
      Company's Constitution


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EMERA INCORPORATED

Ticker:       EMA            Security ID:  290876101
Meeting Date: JUL 11, 2019   Meeting Type: Special
Record Date:  MAY 31, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles Re: Removal of 25        For       For          Management
      Percent Restrictions Relating to Share
      Ownership and Voting Rights by
      Non-Canadian Resident Shareholder
2     The Undersigned Hereby Certifies that   None      Abstain      Management
      the Shares Represented by this Proxy
      are Owned and Controlled by a Canadian.
       Vote FOR = Yes and ABSTAIN = No. A
      Vote Against will be treated as not
      voted.


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GOLAR LNG LIMITED

Ticker:       GLNG           Security ID:  G9456A100
Meeting Date: SEP 27, 2019   Meeting Type: Annual
Record Date:  AUG 01, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Reelect Director Tor Olav Troim         For       For          Management
2     Reelect Director Daniel Rabun           For       For          Management
3     Reelect Director Thorleif Egeli         For       For          Management
4     Reelect Director Carl Steen             For       For          Management
5     Reelect Director Niels G. Stolt-Nielsen For       For          Management
6     Reelect Director Lori Wheeler Naess     For       For          Management
7     Elect Director Georgina Sousa           For       For          Management
8     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
9     Approve Remuneration of Directors       For       For          Management


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NATIONAL GRID PLC

Ticker:       NG             Security ID:  G6S9A7120
Meeting Date: JUL 29, 2019   Meeting Type: Annual
Record Date:  JUL 27, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Final Dividend                  For       For          Management
3     Re-elect Sir Peter Gershon as Director  For       For          Management
4     Re-elect John Pettigrew as Director     For       For          Management
5     Elect Andy Agg as Director              For       For          Management
6     Re-elect Dean Seavers as Director       For       For          Management
7     Re-elect Nicola Shaw as Director        For       For          Management
8     Re-elect Jonathan Dawson as Director    For       For          Management
9     Re-elect Therese Esperdy as Director    For       For          Management
10    Re-elect Paul Golby as Director         For       For          Management
11    Re-elect Amanda Mesler as Director      For       For          Management
12    Elect Earl Shipp as Director            For       For          Management
13    Elect Jonathan Silver as Director       For       For          Management
14    Re-elect Mark Williamson as Director    For       For          Management
15    Reappoint Deloitte LLP as Auditors      For       For          Management
16    Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
17    Approve Remuneration Policy             For       For          Management
18    Approve Remuneration Report             For       For          Management
19    Authorise EU Political Donations and    For       For          Management
      Expenditure
20    Authorise Issue of Equity               For       For          Management
21    Approve Scrip Dividend Scheme           For       For          Management
22    Authorise Directors to Capitalise the   For       For          Management
      Appropriate Nominal Amounts of New
      Shares of the Company Allotted
      Pursuant to the Company's Scrip
      Dividend Scheme
23    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
24    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights in Connection with
      an Acquisition or Other Capital
      Investment
25    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
26    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice


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TRANSURBAN GROUP LTD.

Ticker:       TCL            Security ID:  Q9194A106
Meeting Date: OCT 10, 2019   Meeting Type: Annual
Record Date:  OCT 08, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2a    Elect Lindsay Maxsted as Director       For       For          Management
2b    Elect Samantha Mostyn as Director       For       For          Management
2c    Elect Peter Scott as Director           For       For          Management
3     Approve the Remuneration Report         For       For          Management
4     Approve Grant of Performance Awards to  For       For          Management
      Scott Charlton

========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Total Return Fund Inc.

By:
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       George R. Aylward, President

Date:  August 10, 2020